Other Long-Term Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016
Landshire [Member]
Fair value of the liability	$ 9,875	$ 19,628
Payments made with respect to the earn out agreement	10,000
Landshire [Member] | Other Accrued Liabilities [Member]
Fair value of the liability	6,621	9,956
Better Bakery [Member]
Fair value of the liability	4,198	$ 6,821
Repayments made with respect to the onerous broker contract	$ 1,674